Impairment of Long-Lived Assets and Goodwill	12 Months Ended
Dec. 31, 2016
Impairment Of Long Lived Assets And Goodwill [Abstract]
Impairment of Long-Lived Assets And Goodwill

NOTE 3 — IMPAIRMENT OF LONG-LIVED ASSETS AND GOODWILL

2016 Impairments

 During the second quarter of 2016, management made a decision to classify certain hospitals as held for sale and evaluate other hospitals for divestiture.  Due to the increase in net operating losses associated with these hospitals, the Company analyzed the long-lived assets of all of its hospitals to test for impairment and recorded $45.4 million of impairment related to long-lived assets in this quarter.  In addition, the Company evaluated the estimated relative fair value of the hospitals classified as held for sale in relation to the overall fair value of the hospital operations reporting unit utilizing a September 30, 2015 measurement date, which was the measurement date of the Company’s most recent annual goodwill impairment analysis, and recognized $5.0 million of goodwill impairment in the second quarter of 2016.  In this same quarter, management identified certain indicators of goodwill impairment related to the hospital operations reporting unit and concluded that such indicators necessitated an interim goodwill impairment evaluation.  The primary indicators were declining market capitalization, as compared to the carrying value of equity, and a decrease in estimated future earnings of the hospital operations reporting unit. The Company performed a calculation of the overall fair value of this reporting unit in step one of the impairment test and concluded that the carrying value of the hospital operations reporting unit as of June 30, 2016 exceeded the estimated fair value.  The Company performed a preliminary step two calculation of goodwill impairment to determine the implied fair value of goodwill of the hospital operations reporting unit in a hypothetical purchase price allocation.  Based on this preliminary analysis, the Company estimated and recorded goodwill impairment of $200 million in the second quarter of 2016.

For step two goodwill impairment testing, the Company engaged a professional valuation firm to perform a hypothetical purchase price valuation of each of its hospitals utilizing a September 30, 2016 measurement date.  The results of the third-party valuation, which was completed in the fourth quarter of 2016, indicated that the carrying values of certain of the Company’s individual hospitals exceeded their fair values.  Considering these results to be an indicator of potential impairment and to assess whether any additional impairment of long-lived assets existed, the Company utilized a September 30, 2016 measurement date to perform an analysis of undiscounted cash flows for each hospital in which an indicator of impairment was identified.  Based on the results of these analyses, the Company recorded impairment of $82.7 million related to long-lived assets at certain hospitals and a downward adjustment to its previously recorded goodwill estimate by $80 million in the fourth quarter of 2016.  The net impact in the fourth quarter of 2016, in comparison to the $200 million estimate recorded as of June 30, 2016, was $2.7 million of additional impairment beyond this initial estimate.

In addition to the above, the Company experienced a decline in operating results at several hospitals in the fourth quarter of 2016.  This led management to perform additional testing for impairment using a December 31, 2016 measurement date. As a result of this analysis, the Company recorded additional impairment of $38.8 million related to long-lived assets in the fourth quarter of 2016.  The carrying values of long-lived assets, including those classified as held for sale, are reported net of these impairment charges on the consolidated and combined balance sheet as of December 31, 2016.

2015 and 2014 Impairments

During the year ended December 31, 2015, the Company recorded an impairment charge of $13.0 million to reduce the carrying values of certain long-lived assets at seven of its hospitals to their estimated fair values. During the year ended December 31, 2014, the Company recorded an impairment charge of $1.0 million to reduce the carrying value of certain long-lived assets at one of its hospitals to their estimated fair values. The impairments for 2015 and 2014 were identified because of declining operating results and projections of future cash flows at these hospitals, which were caused by competitive and operational challenges specific to the markets in which these hospitals operate.